Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 557,170	$ 517,403	$ 473,646
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	59,992	64,368	61,773
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,779	53,764	53,523
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,213	$ 10,604	$ 8,250
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization less than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,069
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization more than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,144